Income taxes - Summary of Provision for Income Taxes Reflects Effective Tax Rate (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure representing major components of tax expense income [Line Items]
Loss before taxes	CAD (97)	CAD (948)
Combined statutory tax rate	27.00%	27.00%
Computed income tax recovery	CAD (26)	CAD (256)
Increase (decrease) resulting from:
Share-based compensation	2	1
Non-taxable foreign exchange (gain) loss	(2)	(11)
Unrecognized deferred tax asset	5
Adjustments related to prior years	5	14
Other	3
Deferred tax recovery	CAD (13)	CAD (252)